Other Income and Other Expense - Additional information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) RealEstateProperty	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure Of Other Income And Expenses [Abstract]
Number of idle industrial real estates sold | RealEstateProperty	2
Gain on disposal of Group industrial real estate complexes	€ 1,748
Gain on other disposals	357
VAT relief	1,395	€ 755	€ 1,216
Reimbursements	580	498	519
Release of provisions for contingent liabilities	€ 0	€ 100	€ 332